SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the three month period ended March 31, 2013, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of March 31, 2013, were: Volatility of 116%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2012	New Issuances	Conversions	Changes in Fair Values	Balance at March 31, 2013
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$82,237	$43,713	$(47,098)	$7,406	$86,258
Conversion features – tainted equity	208,971	-	(39,177)	67,580	237,374
Warrants – tainted equity	205,619	-	-	142,540	348,159
	$496,827	$43,713	$(86,275)	$217,526	$671,791

The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the twelve month period ended December 31, 2012, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of December 31, 2012, were: Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2011	New Issuances	Changes in Fair Values	Balance at December 31, 2012
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$-	$98,366	$(16,129)	$82,237
Conversion features – tainted equity	-	37,841	171,130	208,971
Warrants – tainted equity	-	-	205,619	205,619
	$-	$136,207	$360,620	$496,827

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis and March 31, 2013:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,550	$-	$-	$12,550
Totals	$12,550	$-	$-	$12,550
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$22,500	$-	$-	$2,500
Totals	$22,500	$-	$-	$2,500

The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,500	$-	$-	$12,500
Totals	$12,500	$-	$-	$12,500

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the computation for basic and diluted EPS for the three months ended March 31, 2013 and 2012, respectively:

	March 31, 2013	March 31, 2012
Net Loss	$(590,421)	$(539,253)
Weighted-average common shares Outstanding (Basic)	104,488,352	98,127,893
Weighted-average common stock Equivalents	50,679,673	43,145,833
Deduction of stock Equivalents not included due to net loss	(50,679,673)	(43,145,833)
Weighted-average common shares Outstanding (Diluted)	104,488,352	98,127,893
Basic and Diluted Net Gain (Loss) per Share	$(0.01)	$(0.01)

The following is a reconciliation of the computation for basic and diluted EPS for the full year ended December 31, 2012 and 2011, respectively:

	December 31, 2012	December 31, 2011
Net Loss	$(2,119,706)	$(1,045,749)
Weighted-average common shares Outstanding (Basic)	99,799,411	91,479,959
Weighted-average common stock Equivalents	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share	$(0.02)	$(0.01)